NOVEMBER 30, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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Franklin
New York Tax-Free Income Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Franklin New York Tax-Free Income Fund

Your Fund's Goal and Main Investments: Franklin New York Tax-Free Income Fund seeks to provide investors with as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York state personal income taxes and at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.[1]

Credit Quality Breakdown*

Based on Total Long-Term Investments as of 11/30/12**

AAA	15.6%
AA	52.0%
A	22.1%
BBB	7.6%
Not Rated	2.7%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's credit-worthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

We are pleased to bring you Franklin New York Tax-Free Income Fund's semiannual report for the period ended November 30, 2012.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 18.

4 | Semiannual Report

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

Performance Overview

The Fund's Class A share price, as measured by net asset value, increased from $12.09 on May 31, 2012, to $12.36 on November 30, 2012. The Fund's Class A shares paid dividends totaling 22.29 cents per share for the reporting period.[2] The Performance Summary beginning on page 9 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.38% based on an annualization of November's 3.64 cent per share dividend and the maximum offering price of $12.91 on November 30, 2012. An investor in the 2012 maximum combined effective federal and New York state and City personal income tax bracket of 42.94% would need to earn a distribution rate of 5.92% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary. Dividend distributions during the period under review were affected by declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline.

State Update

New York's economy continued its uneven recovery during the six months under review. Over the past two years, the state regained all of the jobs it lost during the national recession, including all private sector jobs. This growth, however, has been concentrated in New York City and its surrounding suburbs, as the finance and insurance industries remain critical components of New York's revenue base. During the six months under review, professional and business services and other services led those sectors adding jobs, while the manufacturing and financial activities sectors contracted. At period-end, New York's unemployment rate was 8.3%, which was higher than the national 7.7% rate.[3]

The state ended the first half of fiscal year 2013 in September with a General Fund balance that was larger than previously forecast as higher-than-anticipated receipts offset higher-than-expected spending. However, this increase was largely the result of growth in one-time, non-tax revenues, including a settlement payment from Standard Chartered Bank in August. Tax receipts through the end of

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

Semiannual Report | 5

Dividend Distributions[2]

Month	Class A	Class B	Class C	Advisor Class
	Dividend per Share (cents)			
June	3.79	3.17	3.24	3.89
July	3.79	3.17	3.24	3.89
August	3.79	3.17	3.24	3.89
September	3.64	3.01	3.09	3.75
October	3.64	3.01	3.09	3.75
November	3.64	3.01	3.09	3.75

September were lower than a year ago as personal income tax collections fell. State officials in November cautioned against assessing the magnitude of Hurricane Sandy's effect on New York's finances, citing factors such as uncertainty about the timing and scope of federal aid payments.

New York's net tax-supported debt was 6.6% of personal income and $3,208 per capita, compared with the 2.8% and $1,117 national medians.[4] Although the state's debt levels ranked among the nation's highest, they were considered manageable and in line with other northeastern states. New York has a history of conservative budgeting and active financial management, and its debt profile is further bolstered by its track record of closing annual budget gaps. Independent credit rating agency Standard & Poor's (S&P) rated New York's general obligation bonds AA, and in August S&P raised its outlook to positive from stable.[5] The rating and outlook reflected S&P's view of the state's sound financial management practices, the cushion of an established rainy day fund, and a well-funded pension system. S&P also cited a new pension tier for new employees intended to slow growth in pension costs, and improved liquidity in the past year, assessing current liquidity as "strong." According to S&P, these positives were balanced against volatile and cyclical state finances, high, recurring expenses due to a generous social services regime, moderately high debt levels and other large, unfunded post-employment benefits.

Municipal Bond Market Overview

For the six-month period ended November 30, 2012, the municipal bond market produced solid returns. During this period, the Barclays Municipal

4. Source: Moody's Investors Service, "Median Report: 2012 State Debt Medians Report," 5/22/12.
5. This does not indicate S&P's rating of the Fund.

6 | Semiannual Report

Bond Index, which tracks investment-grade municipal securities, returned +4.18%.6 In comparison, the Barclays U.S. Treasury Index returned +0.57%.6 The tax-exempt nature of most municipal bond coupon payments included in the Barclays Municipal Bond Index further enhanced the relative strength of municipal bond performance for the six months under review.

In a September 13, 2012, news release, the Federal Open Market Committee (FOMC) cited continued elevated unemployment levels, slowing increases to business spending and sluggish home prices as reasons to augment its highly accommodative monetary policy. Beyond keeping the federal funds target rate extremely low, the FOMC stated its intention to buy $40 billion a month in mortgages for the foreseeable future. The FOMC also intended to continue its current program of buying long-term Treasury bonds and selling short-term Treasury bills and notes, commonly called Operation Twist, through the remainder of 2012. The Fed s actions during the period under review benefited the U.S. Treasury market and the municipal bond market.

Federal Reserve Board Chairman Ben Bernanke spoke on August 31, 2012, about state and local government austerity measures as a headwind to the pace of economic growth, adding that state and local governments had made real cuts to spending and employment. Spending cuts included reducing borrowing costs by issuing new debt at a lower rate and refinancing outstanding debt. New issuance increased during the first 11 months of 2012 compared with the same period in 2011, albeit from levels that were the lowest for new municipal bond issuance in a decade. Almost half of municipalities primary market issuance was for the purpose of refinancing outstanding debt. Year-to-date in 2012, the dollar amount of bonds issued for refinancing far outpaced the same period in 2011, but such bonds generally do not affect the total amount of outstanding municipal bonds. In contrast, bonds issued for new projects were more limited, resulting in low net supply of investment opportunities for municipal bond buyers. The scarcity of new bonds drove prices higher during the period.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

6. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report | 7

Portfolio Breakdown
11/30/12

	% of Total Long-Term Investments*
Transportation	20.5%
Tax-Supported	17.2%
Utilities	12.6%
Subject to Government Appropriations	12.3%
Higher Education	11.4%
General Obligation	8.2%
Refunded	7.0%
Other Revenue	4.2%
Hospital & Health Care	3.4%
Corporate-Backed	2.2%
Housing	1.0%

*Does not include short-term investments and other net assets.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund's range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maximize income distribution.

Manager's Discussion

The combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve led us to favor longer term bonds during the reporting period. Consistent with our strategy, we sought to remain close to fully invested in bonds ranging from 20 to 30 years in maturity with good call features. In line with our relative value investment strategy, and to further reduce volatility, we avoided derivative securities and other exotic investment vehicles designed to leverage the portfolio. During the period, the Fund had no exposure to inverse floaters or any other form of leverage. Also, as the alternative minimum tax (AMT) affects more individuals each year, we held no bonds subject to AMT to prevent a taxable situation for individuals subject to AMT.

We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders. Thank you for your continued participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8 | Semiannual Report

Performance Summary as of 11/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FNYTX)		Change	11/30/12	5/31/12
Net Asset Value (NAV)		+$0.27	$12.36	$12.09
Distributions (6/1/12–11/30/12)				
Dividend Income	$0.2229			
Class B (Symbol: FTFBX)		**Change**	**11/30/12**	**5/31/12**
Net Asset Value (NAV)		+$0.27	$12.34	$12.07
Distributions (6/1/12–11/30/12)				
Dividend Income	$0.1854			
Class C (Symbol: FNYIX)		**Change**	**11/30/12**	**5/31/12**
Net Asset Value (NAV)		+$0.28	$12.35	$12.07
Distributions (6/1/12–11/30/12)				
Dividend Income	$0.1899			
Advisor Class (Symbol: FNYAX)		**Change**	**11/30/12**	**5/31/12**
Net Asset Value (NAV)		+$0.28	$12.37	$12.09
Distributions (6/1/12–11/30/12)				
Dividend Income	$0.2292			

Semiannual Report | 9

Performance Summary *(continued)*

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. ***Class A:*** *4.25% maximum initial sales charge;* ***Class B:*** *contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter;* ***Class C:*** *1% CDSC in first year only;* ***Advisor Class:*** *no sales charges.*

Class A	6-Month		1-Year	5-Year	10-Year
Cumulative Total Return[1]	+4.13%		+9.78%	+31.96%	+63.74%
Average Annual Total Return[2]	-0.32%		+5.11%	+4.79%	+4.60%
Avg. Ann. Total Return (12/31/12)[3]			+1.84%	+4.38%	+4.22%
Distribution Rate[4]		3.38%			
Taxable Equivalent Distribution Rate[5]		5.92%			
30-Day Standardized Yield[6]		1.96%			
Taxable Equivalent Yield[5]		3.44%			
Total Annual Operating Expenses[7]		0.60%			
Class B	**6-Month**		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+3.81%		+9.11%	+28.24%	+56.66%
Average Annual Total Return[2]	-0.19%		+5.11%	+4.77%	+4.59%
Avg. Ann. Total Return (12/31/12)[3]			+1.83%	+4.39%	+4.21%
Distribution Rate[4]		2.93%			
Taxable Equivalent Distribution Rate[5]		5.14%			
30-Day Standardized Yield[6]		1.51%			
Taxable Equivalent Yield[5]		2.65%			
Total Annual Operating Expenses[7]		1.15%			
Class C	**6-Month**		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+3.94%		+9.18%	+28.40%	+54.84%
Average Annual Total Return[2]	+2.94%		+8.18%	+5.13%	+4.47%
Avg. Ann. Total Return (12/31/12)[3]			+4.82%	+4.72%	+4.09%
Distribution Rate[4]		3.00%			
Taxable Equivalent Distribution Rate[5]		5.26%			
30-Day Standardized Yield[6]		1.50%			
Taxable Equivalent Yield[5]		2.63%			
Total Annual Operating Expenses[7]		1.15%			
Advisor Class[8]	**6-Month**		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	+4.27%		+9.97%	+32.55%	+65.20%
Average Annual Total Return[2]	+4.27%		+9.97%	+5.80%	+5.15%
Avg. Ann. Total Return (12/31/12)[3]			+6.50%	+5.39%	+4.77%
Distribution Rate[4]		3.64%			
Taxable Equivalent Distribution Rate[5]		6.38%			
30-Day Standardized Yield[6]		2.14%			
Taxable Equivalent Yield[5]		3.75%			
Total Annual Operating Expenses[7]		0.50%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236****.*

10 | Semiannual Report

Performance Summary *(continued)*

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund's yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond's issuer, insurer or guarantor, may affect the bond's value. The Fund's prospectus also includes a description of the main investment risks.

Class B: These shares have higher annual fees and expenses than Class A shares.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Distribution rate is based on an annualization of the respective class's November dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 11/30/12.
5. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/12 for the maximum combined effective federal and New York state and City personal income tax rate of 42.94%, based on the federal income tax rate of 35.00%.
6. The 30-day standardized yield for the 30 days ended 11/30/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate (which reflects the Fund's past dividends paid to shareholders) or the income reported in the Fund's financial statements.
7. Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
8. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/1/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +76.20% and +5.20%.

Semiannual Report | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 6/1/12	Ending Account Value 11/30/12	Expenses Paid During Period* 6/1/12–11/30/12
Actual	$1,000	$1,041.30	$3.07
Hypothetical (5% return before expenses)	$1,000	$1,022.06	$3.04
Class B			
Actual	$1,000	$1,038.10	$5.82
Hypothetical (5% return before expenses)	$1,000	$1,019.35	$5.77
Class C			
Actual	$1,000	$1,039.40	$5.88
Hypothetical (5% return before expenses)	$1,000	$1,019.30	$5.82
Advisor Class			
Actual	$1,000	$1,042.70	$2.56
Hypothetical (5% return before expenses)	$1,000	$1,022.56	$2.54

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.60%; B: 1.14%; C: 1.15%; and Advisor: 0.50%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Semiannual Report | 13

Franklin New York Tax-Free Income Fund

Financial Highlights

Class A	Six Months Ended November 30, 2012 (unaudited)	Year Ended May 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.09	$11.45	$11.76	$11.34	$11.61	$11.69
Income from investment operations[a]:						
Net investment income[b]	0.22	0.48	0.49	0.49	0.50	0.51
Net realized and unrealized gains (losses)	0.27	0.64	(0.31)	0.44	(0.21)	(0.06)
Total from investment operations	0.49	1.12	0.18	0.93	0.29	0.45
Less distributions from:						
Net investment income	(0.22)	(0.48)	(0.48)	(0.50)	(0.51)	(0.51)
Net realized gains	—	(—)[c]	(0.01)	(0.01)	(0.05)	(0.02)
Total distributions	(0.22)	(0.48)	(0.49)	(0.51)	(0.56)	(0.53)
Redemption fees[d]	—	—	—	—	—[c]	—[c]
Net asset value, end of period	$12.36	$12.09	$11.45	$11.76	$11.34	$11.61
Total return[e]	4.13%	10.03%	1.64%	8.39%	2.72%	3.92%
Ratios to average net assets[f]						
Expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.66%	4.04%	4.23%	4.24%	4.53%	4.38%
Supplemental data						
Net assets, end of period (000's)	$5,833,875	$5,634,348	$5,332,096	$5,487,829	$4,831,851	$4,701,098
Portfolio turnover rate	7.84%	5.55%	6.72%	13.21%	13.12%	11.88%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Amount rounds to less than $0.01 per share.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Income Fund

Financial Highlights *(continued)*

Class B	Six Months Ended November 30, 2012 (unaudited)	Year Ended May 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.07	$11.43	$11.74	$11.32	$11.58	$11.67
Income from investment operations[a]:						
Net investment income[b]	0.19	0.41	0.42	0.43	0.44	0.44
Net realized and unrealized gains (losses)	0.27	0.64	(0.31)	0.43	(0.21)	(0.07)
Total from investment operations	0.46	1.05	0.11	0.86	0.23	0.37
Less distributions from:						
Net investment income	(0.19)	(0.41)	(0.41)	(0.43)	(0.44)	(0.44)
Net realized gains	—	(—)[c]	(0.01)	(0.01)	(0.05)	(0.02)
Total distributions	(0.19)	(0.41)	(0.42)	(0.44)	(0.49)	(0.46)
Redemption fees[d]	—	—	—	—	—[c]	—[c]
Net asset value, end of period	$12.34	$12.07	$11.43	$11.74	$11.32	$11.58
Total return[e]	3.81%	9.40%	1.05%	7.80%	2.23%	3.26%
Ratios to average net assets[f]						
Expenses	1.14%	1.15%	1.15%	1.15%	1.16%	1.16%
Net investment income	3.12%	3.49%	3.68%	3.69%	3.97%	3.82%
Supplemental data						
Net assets, end of period (000's)	$3,020	$8,011	$26,903	$68,393	$112,001	$148,693
Portfolio turnover rate	7.84%	5.55%	6.72%	13.21%	13.12%	11.88%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Amount rounds to less than $0.01 per share.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin New York Tax-Free Income Fund

Financial Highlights *(continued)*

Class C	Six Months Ended November 30, 2012 (unaudited)	Year Ended May 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.07	$11.44	$11.75	$11.33	$11.60	$11.69
Income from investment operations[a]:						
Net investment income[b]	0.19	0.41	0.42	0.43	0.44	0.44
Net realized and unrealized gains (losses)	0.28	0.64	(0.30)	0.43	(0.22)	(0.07)
Total from investment operations	0.47	1.05	0.12	0.86	0.22	0.37
Less distributions from:						
Net investment income	(0.19)	(0.42)	(0.42)	(0.43)	(0.44)	(0.44)
Net realized gains	—	(—)[c]	(0.01)	(0.01)	(0.05)	(0.02)
Total distributions	(0.19)	(0.42)	(0.43)	(0.44)	(0.49)	(0.46)
Redemption fees[d]	—	—	—	—	—[c]	—[c]
Net asset value, end of period	$12.35	$12.07	$11.44	$11.75	$11.33	$11.60
Total return[e]	3.94%	9.35%	1.08%	7.81%	2.15%	3.26%
Ratios to average net assets[f]						
Expenses	1.15%	1.15%	1.15%	1.16%	1.16%	1.16%
Net investment income	3.11%	3.49%	3.68%	3.68%	3.97%	3.82%
Supplemental data						
Net assets, end of period (000's)	$991,490	$911,935	$821,154	$857,413	$535,898	$398,418
Portfolio turnover rate	7.84%	5.55%	6.72%	13.21%	13.12%	11.88%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Amount rounds to less than $0.01 per share.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Income Fund

Financial Highlights *(continued)*

Advisor Class	Six Months Ended November 30, 2012 (unaudited)	Year Ended May 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.09	$11.45	$11.77	$11.35	$11.61	$11.70
Income from investment operations[a]:						
Net investment income[b]	0.23	0.49	0.50	0.50	0.51	0.52
Net realized and unrealized gains (losses)	0.28	0.64	(0.32)	0.44	(0.20)	(0.07)
Total from investment operations	0.51	1.13	0.18	0.94	0.31	0.45
Less distributions from:						
Net investment income	(0.23)	(0.49)	(0.49)	(0.51)	(0.52)	(0.52)
Net realized gains	—	(—)[c]	(0.01)	(0.01)	(0.05)	(0.02)
Total distributions	(0.23)	(0.49)	(0.50)	(0.52)	(0.57)	(0.54)
Redemption fees[d]	—	—	—	—	—[c]	—[c]
Net asset value, end of period	$12.37	$12.09	$11.45	$11.77	$11.35	$11.61
Total return[e]	4.27%	10.14%	1.65%	8.48%	2.90%	3.93%
Ratios to average net assets[f]						
Expenses	0.50%	0.50%	0.50%	0.51%	0.51%	0.51%
Net investment income	3.76%	4.14%	4.33%	4.33%	4.62%	4.47%
Supplemental data						
Net assets, end of period (000's)	$228,239	$217,197	$172,220	$185,720	$102,034	$84,781
Portfolio turnover rate	7.84%	5.55%	6.72%	13.21%	13.12%	11.88%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Amount rounds to less than $0.01 per share.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2012 (unaudited)

	Principal Amount	Value
Municipal Bonds 90.9%		
New York 81.7%		
Albany Capital Resource Corp. Revenue, The College Saint Rose, Series A, 5.875%, 7/01/41	$ 5,000,000	$ 5,717,450
Albany IDA Civic Facility Revenue, St. Peter's Hospital Project,		
Series A, 5.25%, 11/15/27	5,000,000	5,635,700
Series A, 5.25%, 11/15/32	5,000,000	5,527,800
Series E, 5.50%, 11/15/27	1,135,000	1,291,857
Series E, 5.25%, 11/15/32	1,150,000	1,271,394
Amherst Development Corp. Student Housing Facility Revenue, University of Buffalo Foundation Facility, Student Housing Corp., Series A, AGMC Insured, 5.00%,		
10/01/40	3,000,000	3,348,930
10/01/45	3,800,000	4,228,146
Battery Park City Authority Revenue, Refunding, Series A, 5.00%,		
11/01/24	9,000,000	9,355,410
11/01/25	12,000,000	12,449,280
11/01/26	14,250,000	14,807,317
Buffalo and Erie County Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,386,892
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17	2,880,000	3,287,779
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	2,113,540
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,		
10/01/30	3,000,000	3,143,640
10/01/35	1,500,000	1,550,505
Hudson Yards Infrastructure Corp. Revenue, Series A,		
5.00%, 2/15/47	40,000,000	43,590,400
5.25%, 2/15/47	35,000,000	41,042,750
AGMC Insured, 5.00%, 2/15/47	15,000,000	16,408,800
Long Island Power Authority Electric System Revenue,		
General, Refunding, Series A, 6.00%, 5/01/33	42,000,000	52,309,740
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	25,449,600
General, Refunding, Series A, BHAC Insured, 5.50%, 5/01/33	5,000,000	5,993,900
General, Refunding, Series B, 5.00%, 12/01/35	5,000,000	5,380,450
General, Refunding, Series E, BHAC Insured, 5.00%, 12/01/22	9,200,000	10,434,548
General, Series A, AMBAC Insured, 5.00%, 9/01/34	20,670,000	21,622,474
General, Series C, 5.00%, 9/01/35	16,000,000	17,299,680
Series A, AMBAC Insured, 5.00%, 9/01/29	24,000,000	25,620,240
Series C, BHAC Insured, 5.00%, 9/01/35	5,000,000	5,406,150
Madison County IDA Civic Facility Revenue,		
Colgate University Project, Series A, NATL Insured, 5.00%, 7/01/39	3,250,000	3,330,893
Colgate University Project, Series B, Pre-Refunded, 5.00%, 7/01/33	2,000,000	2,054,760
Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37	1,000,000	1,003,160
Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, NATL Insured,		
5.25%, 10/01/21	1,520,000	1,523,086
5.00%, 10/01/31	3,100,000	3,104,588
Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative Educational Services Project, Series A, XLCA Insured, 5.00%,		
7/01/29	5,710,000	5,829,225
7/01/34	3,000,000	3,048,390
Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13	1,055,000	1,066,679

18 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
MTA Commuter Facilities Revenue,		
Series 8, Pre-Refunded, 5.50%, 7/01/21	$ 5,000,000	$ 5,151,150
Series R, Pre-Refunded, 5.50%, 7/01/17	2,000,000	2,259,660
MTA Dedicated Tax Fund Revenue,		
Refunding, Series A, 5.00%, 11/15/29	15,000,000	18,551,550
Series A, 5.50%, 11/15/39	22,845,000	26,214,181
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/29	25,800,000	28,001,772
Series A, NATL Insured, 5.00%, 11/15/35	66,430,000	72,109,765
Series B, 5.00%, 11/15/34	63,750,000	73,281,900
Series B, NATL Insured, 4.75%, 11/15/26	5,200,000	5,710,692
Series B, NATL Insured, 5.00%, 11/15/31	40,000,000	45,606,000
MTA Revenue,		
Series A, 5.00%, 11/15/37	48,000,000	52,219,200
Series A, NATL RE, FGIC Insured, 5.00%, 11/15/32	10,355,000	10,663,786
Series B, 5.00%, 11/15/37	25,000,000	27,197,500
Series B, Pre-Refunded, 5.125%, 11/15/24	20,000,000	20,927,000
Series B, Pre-Refunded, 5.25%, 11/15/32	28,720,000	30,085,062
Transportation, Series A, 5.00%, 11/15/35	43,895,000	47,137,085
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	10,110,687
Transportation, Series C, 6.50%, 11/15/28	15,000,000	19,388,400
Transportation, Series C, 5.00%, 11/15/47	16,125,000	18,403,140
Transportation, Series F, 5.00%, 11/15/35	11,000,000	11,808,170
MTA Service Contract Revenue,		
Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13	2,065,000	2,059,569
Transit Facilities, Series 7, ETM, zero cpn., 7/01/13	7,935,000	7,914,131
Nassau County GO,		
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30	5,735,000	6,482,959
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31	6,025,000	6,786,921
General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35	27,210,000	30,573,700
General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39	28,190,000	31,723,898
Sewer and Storm Water Resources, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,575,243
Nassau County Sewer and Storm Water Finance Authority System Revenue, Refunding,		
Series A, BHAC Insured, 5.375%, 11/01/28	2,000,000	2,403,820
New York City Educational Construction Fund Revenue,		
5.75%, 4/01/41	20,000,000	23,990,400
Series A, BHAC Insured, 5.00%, 4/01/37	19,750,000	21,506,565
New York City GO,		
Citysavers, Series B, zero cpn., 12/01/12	1,030,000	1,107,250
Citysavers, Series B, zero cpn., 6/01/13	1,030,000	1,100,740
Citysavers, Series B, zero cpn., 12/01/13	1,030,000	1,093,263
Citysavers, Series B, zero cpn., 6/01/14	1,030,000	1,084,971
Citysavers, Series B, zero cpn., 12/01/14	1,030,000	1,075,464
Citysavers, Series B, zero cpn., 6/01/15	1,030,000	1,067,873
Citysavers, Series B, zero cpn., 12/01/15	1,030,000	1,052,310
Citysavers, Series B, zero cpn., 6/01/16	1,030,000	1,050,270
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	1,037,818
Citysavers, Series B, zero cpn., 6/01/17	1,030,000	1,026,230
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	1,014,066
Citysavers, Series B, zero cpn., 6/01/18	1,030,000	1,005,713

Semiannual Report | 19

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York City GO, (continued)		
Citysavers, Series B, zero cpn., 12/01/18	$ 1,005,000	$ 968,709
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	966,820
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	8,666,700
Fiscal 2003, Series I, Pre-Refunded, 5.00%, 3/01/29	10,000,000	10,113,800
Fiscal 2003, Series I, Pre-Refunded, 5.00%, 3/01/30	14,785,000	14,955,027
Refunding, Series A, AGMC Insured, 5.00%, 8/01/26	9,450,000	10,715,922
Refunding, Series C, 5.00%, 8/01/25	7,575,000	9,258,998
Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,667,551
Refunding, Series D, 5.125%, 8/01/19	10,000	10,036
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	15,000,000	17,125,800
Refunding, Series I, 5.00%, 8/01/25	16,780,000	21,129,376
Refunding, Series I, 5.00%, 8/01/26	11,000,000	13,785,420
Refunding, Series I, 5.00%, 8/01/27	10,000,000	12,472,800
Series A, Sub Series A-1, 5.00%, 10/01/28	21,045,000	26,098,115
Series A, Sub Series A-1, 5.00%, 10/01/29	7,355,000	9,077,247
Series B, zero cpn., 6/01/19	1,030,000	976,244
Series D, 5.50%, 6/01/24	155,000	155,601
Series D, 5.125%, 12/01/28	10,230,000	12,054,623
Series D, Pre-Refunded, 5.00%, 10/15/29	5,000,000	5,203,700
Series E, Sub Series E-1, 6.00%, 10/15/23	7,000,000	8,996,680
Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	12,649,000
Series F, 5.30%, 1/15/26	2,310,000	2,322,705
Series F, Pre-Refunded, 5.30%, 1/15/26	42,690,000	42,932,479
Series H, AGMC Insured, 5.375%, 8/01/27	125,000	125,471
Series H, NATL Insured, 5.125%, 8/01/25	80,000	80,279
Series I, Sub Series I-1, 5.375%, 4/01/36	17,500,000	21,025,375
Series J, Sub Series J-1, 5.00%, 5/15/33	19,500,000	23,072,205
Series J, Sub Series J-1, AMBAC Insured, 5.00%, 6/01/23	20,000,000	23,048,800
New York City HDC, MFHR,		
Series A-1, 4.80%, 11/01/35	5,610,000	5,954,735
Series C-1, 5.25%, 11/01/29	6,110,000	6,656,417
Series C-1, 5.50%, 11/01/34	3,000,000	3,298,170
Series C-1, 5.55%, 11/01/39	3,300,000	3,563,175
Series C-1, 5.70%, 11/01/46	12,500,000	13,557,625
New York City IDA Civic Facility Revenue,		
Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35	1,420,000	1,464,531
Institute of International Education Inc. Project, 5.25%, 9/01/21	1,530,000	1,533,611
Institute of International Education Inc. Project, 5.25%, 9/01/31	5,235,000	5,244,999
Polytechnic Prep Country Day School, AGMC Insured, 5.375%, 5/01/29	980,000	983,567
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	23,354,610
New York City Municipal Water Finance Authority Water and Sewer System Revenue,		
Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35	9,250,000	9,812,492
Fiscal 2004, Refunding, Series C, Pre-Refunded, 5.00%, 6/15/35	750,000	803,093
Refunding, Series A, 5.00%, 6/15/38	52,000,000	60,110,960
Refunding, Series A, 5.00%, 6/15/39	34,950,000	37,809,609
Refunding, Series B, 5.00%, 6/15/36	26,700,000	28,838,403
Refunding, Series D, 5.00%, 6/15/37	4,865,000	5,330,289
Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39	7,900,000	8,546,378

20 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York City Municipal Water Finance Authority Water and Sewer System Revenue, (continued)		
Second General Resolution, Refunding, Series AA, 4.75%, 6/15/37	$40,000,000	$ 44,348,400
Second General Resolution, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	24,123,547
Second General Resolution, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	48,024,913
Second General Resolution, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	38,527,316
Series A, 5.75%, 6/15/40	6,550,000	8,103,725
Series D, AGMC Insured, 5.00%, 6/15/38	59,000,000	62,819,660
Series FF, 5.00%, 6/15/45	25,830,000	30,387,703
New York City Transitional Finance Authority Building Aid Revenue,		
Fiscal 2007, Series S-1, NATL RE, FGIC Insured, 5.00%, 7/15/31	8,200,000	9,221,310
Fiscal 2007, Series S-2, NATL RE, FGIC Insured, 5.00%, 1/15/37	22,000,000	23,982,640
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	83,295,000
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000	11,796,700
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	35,453,100
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	59,743,000
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	33,444,835
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	35,793,000
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	35,991,339
Series S-1, 5.00%, 7/15/37	32,000,000	37,718,080
New York City Transitional Finance Authority Revenue,		
Future Tax Secured, Refunding, Sub Series B, 5.00%, 11/01/29	15,000,000	18,689,400
Future Tax Secured, Refunding, Sub Series B, 5.00%, 11/01/30	22,000,000	27,168,680
Future Tax Secured, Refunding, Sub Series B, 5.00%, 11/01/31	20,000,000	24,579,600
Future Tax Secured, Refunding, Sub Series B, 5.00%, 11/01/32	15,000,000	18,419,850
Future Tax Secured, Series A, 5.00%, 5/01/34	20,000,000	23,224,600
Future Tax Secured, Series A, 5.00%, 5/01/38	20,000,000	23,095,800
Future Tax Secured, Series A, Pre-Refunded, 5.25%, 8/01/31	30,605,000	31,614,965
Future Tax Secured, Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	8,925,000	9,204,888
Future Tax Secured, Series C, NATL Insured, 5.00%, 5/01/29	5,000	5,017
Future Tax Secured, Series D, 5.00%, 2/01/27	15,170,000	15,278,010
Future Tax Secured, Series D, NATL Insured, 5.00%, 2/01/22	5,000	5,038
Future Tax Secured, Series D, NATL Insured, Pre-Refunded, 5.00%, 2/01/22	1,995,000	2,009,783
Future Tax Secured, Series D, Pre-Refunded, 5.00%, 2/01/27	46,855,000	47,202,196
Future Tax Secured, Series D-1, 5.00%, 11/01/38	12,600,000	14,956,830
Future Tax Secured, Series E, 5.00%, 2/01/27	8,050,000	8,107,316
Future Tax Secured, Series E, 5.00%, 2/01/33	1,165,000	1,173,167
Future Tax Secured, Series E, Pre-Refunded, 5.00%, 2/01/25	5,000,000	5,037,450
Future Tax Secured, Series E, Pre-Refunded, 5.00%, 2/01/27	1,950,000	1,964,450
Future Tax Secured, Series E, Pre-Refunded, 5.00%, 2/01/33	7,730,000	7,787,279
Future Tax Secured, Series E, Sub Series E-1, 5.00%, 2/01/37	10,000,000	11,925,900
Future Tax Secured, Series E, Sub Series E-1, 5.00%, 2/01/42	16,000,000	19,009,760
Future Tax Secured, Series F, Sub Series F-1, 5.00%, 5/01/39	40,000,000	47,816,000
Refunding, Series B, NATL Insured, 5.00%, 8/01/32	6,075,000	6,267,578
sub. bond, Future Tax Secured, Series C, 5.00%, 11/01/39	17,250,000	20,475,405
New York City Trust for Cultural Resources Revenue, Wildlife Conservation Society, NATL RE, FGIC Insured, 5.00%, 2/01/34	10,500,000	10,948,875
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%,		
11/15/35	33,130,000	36,608,981
11/15/44	41,000,000	44,906,480

Semiannual Report | 21

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York Liberty Development Corp. Liberty Revenue,		
One World Trade Center, Port Authority Consolidated, 5.25%, 12/15/43	$50,000,000	$ 59,404,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%, 7/15/47	17,500,000	20,035,750
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	21,231,180
New York Liberty Development Corp. Revenue,		
5.50%, 10/01/37	27,000,000	35,002,800
Goldman Sachs Headquarters, 5.25%, 10/01/35	86,360,000	107,630,468
New York State Dormitory Authority Lease Revenue,		
Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured, 5.00%, 8/15/27	10,000,000	11,072,500
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	7,072,713
Non-State Supported Debt, Series A, 5.00%, 7/01/37	7,000,000	8,304,520
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/33	12,650,000	12,907,807
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	7,250,000	8,205,912
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/25	13,500,000	16,929,945
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/28	4,000,000	4,908,280
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/29	3,000,000	3,664,110
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/30	1,000,000	1,215,710
New York State Dormitory Authority Revenue,		
Mortgage, St. Barnabas Hospital, Series A, FHA Insured, 5.125%, 2/01/22	4,000,000	4,013,160
Mortgage, St. Barnabas Hospital, Series A, FHA Insured, 5.00%, 2/01/31	5,500,000	5,516,665
North Shore Long Island Jewish Obligated Group, Pre-Refunded, 5.50%, 5/01/33	2,500,000	2,553,900
Series 1, NATL Insured, Pre-Refunded, 5.00%, 7/01/24	2,000,000	2,054,760
Upstate Community Colleges, Series A, 5.00%, 7/01/27	3,720,000	3,747,900
New York State Dormitory Authority Revenues,		
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	1,100,000	1,104,488
Buena Vida Nursing Home, Series A, 5.25%, 7/01/28	4,730,000	4,747,123
Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	9,700,000	10,414,502
Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded, 5.125%, 7/01/34	15,000,000	16,134,300
Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33	11,000,000	11,549,560
Maimonides Medical Center, NATL Insured, 5.00%, 8/01/24	6,165,000	6,491,437
Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%, 2/15/30	5,000,000	5,389,800
Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33	35,000,000	36,482,250
Montefiore Hospital, NATL RE, FGIC Insured, 5.00%, 8/01/29	5,995,000	6,325,564
New York University, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/34	15,200,000	16,082,056
Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37	10,720,000	11,548,656
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	4,257,938
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	11,717,900
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	25,691,380
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC Insured, 5.25%, 7/01/30	5,150,000	6,349,641

22 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York State Dormitory Authority Revenues, (continued)		
Non-State Supported Debt, Fashion Institute Student Housing Corp., NATL RE, FGIC Insured, 5.25%, 7/01/34	$13,220,000	$ 15,614,010
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/33	11,000,000	12,294,480
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,512,200
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,500,000	1,694,460
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%, 7/01/27	2,500,000	2,824,100
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%, 7/01/37	3,000,000	3,247,740
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,750,000	4,727,738
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	4,026,165
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/29	10,250,000	10,688,495
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/33	5,200,000	5,394,376
Non-State Supported Debt, Montefiore Medical Center, NATL RE, FGIC Insured, 5.00%, 2/01/28	10,060,000	10,638,651
Non-State Supported Debt, Mortgage Hospital, Montefiore, FHA Insured, 5.00%, 8/01/24	2,500,000	2,864,275
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%, 7/01/35	10,000,000	10,759,700
Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/27	5,000,000	5,608,900
Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/28	5,000,000	5,593,600
Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2, Sub Series 2-5, 5.00%, 1/15/32	20,000,000	22,343,800
Non-State Supported Debt, New York and Presbyterian Hospital, AGMC Insured, 5.00%, 8/15/36	13,990,000	14,490,562
Non-State Supported Debt, New York University, AMBAC Insured, 5.00%, 7/01/26	5,475,000	6,373,995
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/38	27,800,000	31,178,534
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	22,817,400
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	11,817,500
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/27	5,470,000	6,365,548
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,605,700
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/37	10,000,000	11,014,500
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/37	3,475,000	4,122,601
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/38	26,995,000	30,275,702
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	22,418,095
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/42	6,500,000	7,681,375
Non-State Supported Debt, New York University, Series B, 5.25%, 7/01/48	49,665,000	56,119,960
Non-State Supported Debt, New York University, Series C, 5.00%, 7/01/38	25,000,000	28,038,250

Semiannual Report | 23

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York State Dormitory Authority Revenues, (continued)		
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/22	$ 2,300,000	$ 2,669,357
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/32	6,250,000	6,816,000
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/21	5,590,000	6,567,747
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/23	2,150,000	2,482,799
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.50%, 5/01/33	3,000,000	3,483,330
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/25	3,000,000	3,167,520
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/30	8,750,000	10,020,937
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/30	3,000,000	3,498,660
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	13,000,000	15,061,410
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series B, 5.00%, 5/01/39	10,000,000	11,557,200
Non-State Supported Debt, NYSARC Inc., Refunding, Series A, AGMC Insured, 5.00%, 7/01/34	5,510,000	5,797,512
Non-State Supported Debt, NYU Hospitals Center, Series A, 6.00%, 7/01/40	4,500,000	5,545,395
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, 5.00%, 7/01/29	3,775,000	4,289,721
Non-State Supported Debt, Residential Institution for Children, 5.00%, 6/01/38	5,000,000	5,531,950
[a]Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/38	1,275,000	1,511,423
[a]Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/42	1,500,000	1,772,625
Non-State Supported Debt, School District Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	7,645,000	8,701,004
Non-State Supported Debt, School District Financing Program, Series C, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,538,000
Non-State Supported Debt, School District Financing Program, Series C, AGMC Insured, 5.00%, 10/01/37	6,550,000	7,143,037
Non-State Supported Debt, School Districts Bond Financing, Refunding, Series C, NATL Insured, 5.00%, 4/01/35	7,525,000	7,930,898
Non-State Supported Debt, School Districts Bond Financing, Series B, NATL Insured, 5.00%, 10/01/34	5,000,000	5,299,100
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/21	5,000,000	6,150,150
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/22	7,145,000	8,649,523
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/24	12,730,000	15,247,867
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 5.625%, 10/01/29	3,000,000	3,559,710

24 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York State Dormitory Authority Revenues, (continued)		
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.00%, 10/01/31	$ 4,000,000	$ 4,558,880
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.125%, 10/01/36	5,000,000	5,627,900
Non-State Supported Debt, Student Housing Corp., NATL RE, FGIC Insured, 5.25%, 7/01/26	6,105,000	7,331,922
Non-State Supported Debt, The New School, 5.50%, 7/01/40	10,000,000	11,718,900
Non-State Supported Debt, The New School, AGMC Insured, 5.50%, 7/01/43	13,000,000	15,215,330
Non-State Supported Debt, The New School, Refunding, NATL Insured, 5.00%, 7/01/46	12,000,000	12,698,400
Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured, 4.75%, 2/15/37	4,890,000	5,198,901
Non-State Supported Debt, University Rochester, Series A, 5.125%, 7/01/39	10,500,000	11,828,355
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	12,384,900
Non-State Supported Debt, Yeshiva University, Refunding, 5.00%, 9/01/38	14,535,000	16,267,863
NYSARC Inc., Series A, AGMC Insured, 5.00%, 7/01/26	1,700,000	1,722,015
Secondarily Insured, Lease, State University, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,699,200
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	6,474,250
Siena College, NATL Insured, 5.00%, 7/01/31	3,500,000	3,506,160
Skidmore College, NATL RE, FGIC Insured, 5.00%, 7/01/33	6,565,000	6,783,483
State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23	1,705,000	1,725,869
State Supported Debt, AGMC Insured, 5.00%, 2/15/33	13,280,000	15,023,930
State Supported Debt, AGMC Insured, 5.00%, 2/15/38	22,260,000	24,845,054
State Supported Debt, Lease, State University Dormitory Facilities, Series A, NATL Insured, 5.00%, 7/01/36	4,670,000	5,028,376
State Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28	7,690,000	8,020,362
State Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%, 2/15/28	1,505,000	1,585,909
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/32	28,000,000	31,603,600
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured, 5.00%, 2/15/32	8,680,000	9,797,116
State Supported Debt, Mental Health Services Facilities Improvement, Series E, 5.00%, 2/15/30	12,100,000	13,043,316
State Supported Debt, State University Dormitory Facilities, 5.00%, 7/01/33	14,210,000	16,038,969
State Supported Debt, State University Dormitory Facilities, 5.00%, 7/01/38	10,785,000	12,012,872
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/25	2,500,000	3,142,950
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/26	2,500,000	3,128,150
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/27	3,200,000	3,985,152
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/28	2,500,000	3,098,750
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/29	2,250,000	2,775,780

Semiannual Report | 25

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York State Dormitory Authority Revenues, (continued)		
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/30	$ 5,000,000	$ 6,139,400
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/31	3,285,000	4,014,664
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/32	3,000,000	3,649,170
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/37	25,000,000	29,659,000
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/42	15,000,000	17,726,250
State Supported Debt, Upstate Community Colleges, 6.00%, 7/01/31	20,000,000	24,501,400
State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28	3,250,000	3,258,353
W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26	6,800,000	6,827,744
Yeshiva University, AMBAC Insured, 5.125%, 7/01/29	13,260,000	13,851,661
Yeshiva University, AMBAC Insured, 5.125%, 7/01/34	23,510,000	24,499,771
New York State Dormitory Authority State Personal Income Tax Revenue,		
Education, Refunding, Series C, 5.75%, 3/15/32	30,100,000	37,941,953
Education, Series A, 5.00%, 3/15/36	7,395,000	8,134,796
Education, Series A, 5.00%, 3/15/37	49,750,000	56,231,430
Education, Series A, 5.00%, 3/15/38	5,000,000	5,903,300
Education, Series C, 5.00%, 12/15/31	17,305,000	19,612,795
Education, Series C, 5.00%, 12/15/35	10,000,000	11,250,300
Education, Series D, 5.00%, 3/15/36	46,500,000	51,837,735
General Purpose, Refunding, Series D, 5.00%, 2/15/28	10,000,000	12,403,600
General Purpose, Refunding, Series D, 5.00%, 2/15/29	15,000,000	18,520,650
Series A, 5.00%, 2/15/34	16,525,000	19,955,425
Series A, 5.00%, 2/15/39	20,705,000	24,319,472
New York State Energy Research and Development Authority PCR, Niagara Mohawk Power Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25	20,000,000	20,070,000
New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%, 6/15/14	645,000	648,109
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving Funds, New York City Municipal Water Finance Authority Projects,		
Refunding, Series A, 5.00%, 6/15/37	2,700,000	3,088,422
Refunding, Series B, 5.00%, 6/15/33	6,510,000	7,653,872
Refunding, Series B, 5.00%, 6/15/37	5,310,000	6,073,897
Series A, 5.125%, 6/15/38	35,000,000	40,661,950
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	7,085,760
New York State HFA State Personal Income Tax Revenue,		
Economic Development and Housing, Series A, NATL RE, FGIC Insured, 5.00%, 9/15/34	11,580,000	12,413,760
Series A, 5.00%, 3/15/34	10,000,000	11,617,700
Series A, 5.00%, 3/15/38	15,000,000	17,165,400
New York State HFAR,		
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	9,219,100
Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18	2,395,000	2,402,592
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.10%, 11/01/15	805,000	807,013

26 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York State HFAR, (continued)		
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	$ 1,245,000	$ 1,247,702
MFH, Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,623,840
New York State Medical Care Facilities Finance Agency Revenue, Security Mortgage, 2008, Series A, 6.375%, 11/15/20	2,310,000	2,314,920
New York State Municipal Bond Bank Agency Special School Purpose Revenue, Series C, Pre-Refunded,		
5.25%, 6/01/21	5,110,000	5,235,757
5.25%, 12/01/21	8,025,000	8,222,495
5.25%, 6/01/22	3,400,000	3,483,674
5.25%, 12/01/22	5,000,000	5,123,050
5.00%, 6/01/23	5,925,000	6,063,586
5.00%, 12/01/23	3,000,000	3,070,170
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	11,146,000
New York State Thruway Authority General Revenue,		
AMBAC Insured, 5.00%, 1/01/30	10,000,000	10,758,200
Refunding, Series G, AGMC Insured, 5.00%, 1/01/30	10,000,000	10,938,200
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	11,414,100
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/37	54,810,000	62,362,270
Series G, AGMC Insured, 5.00%, 1/01/32	35,000,000	38,172,050
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	11,377,900
Series I, 5.00%, 1/01/42	30,000,000	34,967,100
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue, Series A,		
5.00%, 4/01/26	13,655,000	17,004,571
5.00%, 4/01/27	27,000,000	33,468,120
5.00%, 4/01/28	11,600,000	14,312,660
5.00%, 4/01/30	9,000,000	11,002,860
5.00%, 4/01/31	10,250,000	12,473,430
5.00%, 4/01/32	11,100,000	13,292,361
AGMC Insured, 5.00%, 4/01/24	7,420,000	8,713,603
New York State Urban Development Corp. Revenue,		
Empire State Development Corp., Series B, 5.00%, 1/01/26	8,830,000	10,275,824
Empire State Development Corp., Series B, 5.00%, 1/01/27	7,730,000	8,969,042
Empire State Development Corp., Series B, 5.00%, 1/01/28	5,460,000	6,316,456
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 3/15/29	7,000,000	7,425,740
Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25	3,225,000	3,268,151
Refunding, Series D, 5.625%, 1/01/28	3,780,000	4,450,912
State Personal Income Tax, Series A-1, 5.00%, 12/15/27	5,000,000	5,951,250
State Personal Income Tax, Series B-1, 5.00%, 3/15/36	10,000,000	11,943,700
Niagara Falls City School District COP, High School Facility, Refunding, AGMC Insured, 5.00%, 6/15/28	4,155,000	4,385,935
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,024
Niagara Falls Public Water Authority Revenue, Series A, NATL Insured, 5.00%, 7/15/34	9,000,000	9,088,740
North Hempstead GO, Refunding, Series B, NATL RE, FGIC Insured, 6.40%,		
4/01/15	1,065,000	1,194,312
4/01/16	1,000,000	1,178,880

Semiannual Report | 27

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior Housing Center Project, Refunding, NATL Insured, zero cpn., 4/01/30	$19,270,000	$ 7,752,321
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured, 5.00%, 12/15/30	1,805,000	1,972,522
Port Authority of New York and New Jersey Revenue, Consolidated,		
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	33,470,700
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	81,988,846
One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	29,037,250
One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	33,544,300
One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	28,595,250
Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36	20,240,000	20,846,390
Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured, 5.00%,		
12/01/32	2,000,000	2,149,500
12/01/37	3,320,000	3,513,423
Sachem CSD Holbrook GO,		
NATL Insured, Pre-Refunded, 5.00%, 6/15/30	1,000,000	1,024,710
Series B, NATL Insured, Pre-Refunded, 5.00%, 10/15/27	3,885,000	4,041,566
Series B, NATL Insured, Pre-Refunded, 5.00%, 10/15/28	2,000,000	2,080,600
Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,		
10/15/29	5,195,000	5,594,184
10/15/32	94,975,000	102,199,748
Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48	7,225,000	7,953,280
Schenectady IDA Civic Facility Revenue,		
Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30	2,845,000	2,848,699
Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35	2,375,000	2,377,755
Union College Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	2,395,000	2,460,575
Suffolk County IDA Civic Facility Revenue, New York Institute of Technology Project, Refunding, 5.00%, 3/01/26	2,000,000	2,077,520
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,		
5.25%, 1/01/16	2,460,000	2,461,624
5.375%, 1/01/23	4,760,000	4,761,142
Tobacco Settlement FICO Revenue, Asset-Backed, Series A-1C, AMBAC Insured, 5.25%, 6/01/21	24,000,000	24,588,240
Triborough Bridge and Tunnel Authority Revenues,		
5.00%, 11/15/24	6,965,000	8,220,859
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	6,825,682
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	20,036,250
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	43,495,775
General, Refunding, Series B, 5.00%, 11/15/28	8,500,000	10,649,735
General, Refunding, Series B, 5.00%, 11/15/29	5,000,000	6,234,150
General, Refunding, Series B, 5.00%, 11/15/30	4,000,000	4,943,080
General, Series A, 5.00%, 11/15/35	9,155,000	10,180,543
General, Series A-2, 5.25%, 11/15/34	10,000,000	12,074,400
Refunding, NATL Insured, 5.00%, 11/15/26	10,000,000	10,032,200
Refunding, NATL Insured, 5.00%, 11/15/32	22,875,000	22,946,370
Refunding, Series C, 5.00%, 11/15/33	31,840,000	37,246,114
Refunding, Series C, 5.00%, 11/15/38	18,375,000	21,138,600
Series D, 5.00%, 11/15/31	48,955,000	56,730,523
sub. bond, AMBAC Insured, 5.00%, 11/15/28	15,000,000	15,545,100

28 | Semiannual Report

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic, Series A, 5.125%, 9/01/40	$42,500,000	$ 48,067,075
Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute Project,		
5.40%, 7/15/30	1,000,000	1,005,790
Series A, 5.50%, 7/15/29	5,170,000	5,200,555
Warren and Washington Counties IDA Civic Facility Revenue,		
Series A, AGMC Insured, 5.00%, 12/01/27	8,115,000	8,340,110
Series B, AGMC Insured, 5.00%, 12/01/27	3,680,000	3,782,083
Yonkers GO,		
Refunding, Series B, NATL Insured, 5.00%, 8/01/30	7,710,000	8,185,630
Refunding, Series B, NATL Insured, 5.00%, 8/01/35	17,130,000	17,665,655
Series A, AMBAC Insured, 5.00%, 9/01/31	12,490,000	13,122,743
Yonkers IDA Civic Facility Revenue, Sarah Lawrence College Project, Series A,		
5.75%, 6/01/24	1,150,000	1,354,493
6.00%, 6/01/29	1,000,000	1,165,440
6.00%, 6/01/41	5,000,000	5,751,250
		5,765,417,195
U.S. Territories 9.2%		
Puerto Rico 9.2%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	15,600,000	16,638,492
Puerto Rico Commonwealth GO, Public Improvement, Refunding,		
Series A, 5.00%, 7/01/20	11,540,000	12,276,944
Series A, 5.125%, 7/01/24	17,580,000	18,353,344
Series A, NATL Insured, 5.50%, 7/01/20	17,810,000	19,884,865
Series A-4, AGMC Insured, 5.25%, 7/01/30	14,000,000	15,328,040
Series A-4, AGMC Insured, 5.00%, 7/01/31	7,150,000	7,667,875
Series B, 6.00%, 7/01/39	20,000,000	21,524,800
Sub Series C-7, NATL Insured, 6.00%, 7/01/27	10,500,000	11,429,985
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded,		
5.00%, 7/01/36	4,000,000	4,645,760
5.50%, 7/01/36	10,000,000	11,791,400
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding,		
Series A, 5.00%, 7/01/38	220,000	220,092
Series L, AMBAC Insured, 5.25%, 7/01/38	18,350,000	19,614,499
Series N, Assured Guaranty, 5.25%, 7/01/34	30,000,000	34,300,800
Series N, Assured Guaranty, 5.25%, 7/01/36	26,165,000	29,951,075
Series N, NATL Insured, 5.25%, 7/01/32	24,225,000	26,738,828
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series DDD, 5.00%, 7/01/22	10,000,000	10,906,600
Refunding, Series ZZ, 5.25%, 7/01/26	4,885,000	5,267,154
Series CCC, 5.25%, 7/01/27	25,000,000	26,770,500
Series CCC, 5.25%, 7/01/28	10,000,000	10,668,000
Series WW, 5.25%, 7/01/33	32,250,000	33,493,560
Series XX, 5.25%, 7/01/40	19,000,000	19,658,730

Semiannual Report | 29

Franklin New York Tax-Free Income Fund

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Puerto Rico (continued)		
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,		
Series P, 6.50%, 7/01/30	$10,000,000	$ 11,506,700
Series P, 6.75%, 7/01/36	12,500,000	14,492,500
Series Q, 5.625%, 7/01/39	10,000,000	10,465,700
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, 5.75%, 8/01/37	15,000,000	16,732,950
first sub., Series A, 5.50%, 8/01/42	50,000,000	54,075,000
first sub., Series A, 6.00%, 8/01/42	90,000,000	102,051,000
first sub., Series A, 6.50%, 8/01/44	10,000,000	11,779,900
first sub., Series C, 5.50%, 8/01/40	35,000,000	38,552,150
first sub., Series C, 5.25%, 8/01/41	25,065,000	27,009,543
Senior Series C, 5.25%, 8/01/40	7,000,000	7,879,830
		651,676,616
Total Municipal Bonds before Short Term Investments (Cost $5,788,822,519)		6,417,093,811
Short Term Investments 3.2%		
Municipal Bonds 3.2%		
New York 3.2%		
[b]New York City GO, Refunding, Series J, Sub Series J-4, Daily VRDN and Put, 0.18%, 8/01/25	18,215,000	18,215,000
[b]New York City Trust for Cultural Resources Revenue, Lincoln Center,		
Refunding, Series A-2, Daily VRDN and Put, 0.17%, 12/01/35	7,800,000	7,800,000
Series A, Sub Series A-1, Daily VRDN and Put, 0.20%, 12/01/35	30,000,000	30,000,000
[b]New York State Housing Finance Agency Revenue, 320 West 38th Street, Refunding, Series A, Weekly VRDN and Put, 0.14%, 5/01/42	22,390,000	22,390,000
[b]Onondaga County Trust Cultural Resource Revenue, Syracuse University Project, Series A, Weekly VRDN and Put, 0.13%, 12/01/29	42,780,000	42,780,000
[b]Syracuse IDA Civic Facility Revenue, Syracuse University Project,		
Series A-1, Daily VRDN and Put, 0.16%, 7/01/37	10,735,000	10,735,000
Series A-2, Daily VRDN and Put, 0.16%, 12/01/37	26,075,000	26,075,000
[b]Triborough New York Bridge and Tunnel Authority Revenue, General, Refunding, Series B-2A, Daily VRDN and Put, 0.16%, 1/01/32	67,945,000	67,945,000
Total Short Term Investments (Cost $225,940,000)		225,940,000
Total Investments (Cost $6,014,762,519) 94.1%		6,643,033,811
Other Assets, less Liabilities 5.9%		413,591,194
Net Assets 100.0%		$7,056,625,005

See Abbreviations on page 41.

[a]Security purchased on a when-issued basis. See Note 1(b).

[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Income Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2012 (unaudited)

Assets:	
Investments in securities:	
Cost	$6,014,762,519
Value	$6,643,033,811
Cash	337,935,748
Receivables:	
Capital shares sold	9,824,233
Interest	80,547,988
Other assets	410
Total assets	7,071,342,190
Liabilities:	
Payables:	
Investment securities purchased	3,257,334
Capital shares redeemed	7,169,057
Affiliates	3,806,881
Accrued expenses and other liabilities	483,913
Total liabilities	14,717,185
Net assets, at value	$7,056,625,005
Net assets consist of:	
Paid-in capital	$6,482,031,897
Undistributed net investment income	2,228,619
Net unrealized appreciation (depreciation)	628,271,292
Accumulated net realized gain (loss)	(55,906,803)
Net assets, at value	$7,056,625,005
Class A:	
Net assets, at value	$5,833,874,847
Shares outstanding	471,957,262
Net asset value per share[a]	$12.36
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.91
Class B:	
Net assets, at value	$ 3,020,229
Shares outstanding	244,671
Net asset value and maximum offering price per share[a]	$12.34
Class C:	
Net assets, at value	$ 991,490,453
Shares outstanding	80,311,265
Net asset value and maximum offering price per share[a]	$12.35
Advisor Class:	
Net assets, at value	$ 228,239,476
Shares outstanding	18,457,212
Net asset value and maximum offering price per share	$12.37

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin New York Tax-Free Income Fund

Financial Statements *(continued)*

Statement of Operations

for the six months ended November 30, 2012 (unaudited)

Investment income:	
Interest	$147,573,529
Expenses:	
Management fees (Note 3a)	15,727,020
Distribution fees: (Note 3c)	
Class A	2,810,974
Class B	17,512
Class C	3,082,252
Transfer agent fees (Note 3e)	1,302,919
Custodian fees	50,544
Reports to shareholders	87,090
Registration and filing fees	27,259
Professional fees	46,288
Trustees' fees and expenses	47,697
Other	114,661
Total expenses	23,314,216
Net investment income	124,259,313
Realized and unrealized gains (losses):	
Net realized gain (loss) from investments	4,304,213
Net change in unrealized appreciation (depreciation) on investments	150,591,891
Net realized and unrealized gain (loss)	154,896,104
Net increase (decrease) in net assets resulting from operations	$279,155,417

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin New York Tax-Free Income Fund

Financial Statements *(continued)*

Statements of Changes in Net Assets

	Six Months Ended November 30, 2012 (unaudited)	Year Ended May 31, 2012
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ 124,259,313	$ 258,629,615
Net realized gain (loss) from investments	4,304,213	3,654,770
Net change in unrealized appreciation (depreciation) on investments	150,591,891	351,786,166
Net increase (decrease) in net assets resulting from operations	279,155,417	614,070,551
Distributions to shareholders from:		
Net investment income:		
Class A	(104,911,780)	(223,232,600)
Class B	(89,204)	(612,373)
Class C	(14,757,790)	(30,230,800)
Advisor Class	(4,158,551)	(7,921,969)
Net realized gains:		
Class A	—	(323,101)
Class B	—	(939)
Class C	—	(50,029)
Advisor Class	—	(10,893)
Total distributions to shareholders	(123,917,325)	(262,382,704)
Capital share transactions: (Note 2)		
Class A	70,897,413	7,685,517
Class B	(5,084,220)	(19,818,726)
Class C	58,036,280	44,863,828
Advisor Class	6,046,386	34,699,155
Total capital share transactions	129,895,859	67,429,774
Net increase (decrease) in net assets	285,133,951	419,117,621
Net assets:		
Beginning of period	6,771,491,054	6,352,373,433
End of period	$7,056,625,005	$6,771,491,054
Undistributed net investment income included in net assets:		
End of period	$ 2,228,619	$ 1,886,631

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Effective March 1, 2005, the Fund no longer offered Class B for purchase. As disclosed in the fund prospectus Class B shares convert to Class A shares after eight years of investment, therefore all Class B shares will convert to Class A by March 2013. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund s significant accounting policies.

a. Financial Instrument Valuation

The Fund s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund s Board of Trustees (the Board), the Fund s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund s evaluation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair

34 | Semiannual Report

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is the Fund s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Semiannual Report | 35

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

36 | Semiannual Report

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest

At November 30, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Six Months Ended November 30, 2012		Year Ended May 31, 2012	
	Shares	Amount	Shares	Amount
Class A Shares:				
Shares sold	24,507,166	$ 297,615,498	45,146,587	$ 533,554,311
Shares issued in reinvestment of distributions	6,765,725	81,951,606	14,856,035	174,162,408
Shares redeemed	(25,405,441)	(308,669,691)	(59,575,459)	(700,031,202)
Net increase (decrease)	5,867,450	$ 70,897,413	427,163	$ 7,685,517
Class B Shares:				
Shares sold	1,180	$ 14,314	13,961	$ 164,564
Shares issued in reinvestment of distributions	6,090	73,628	43,453	505,550
Shares redeemed	(426,452)	(5,172,162)	(1,748,004)	(20,488,840)
Net increase (decrease)	(419,182)	$ (5,084,220)	(1,690,590)	$ (19,818,726)
Class C Shares:				
Shares sold	8,483,362	$ 102,945,498	13,870,429	$ 163,876,692
Shares issued in reinvestment of distributions	1,042,687	12,619,753	2,212,692	25,924,521
Shares redeemed	(4,742,378)	(57,528,971)	(12,347,863)	(144,937,385)
Net increase (decrease)	4,783,671	$ 58,036,280	3,735,258	$ 44,863,828
Advisor Class Shares:				
Shares sold	2,401,557	$ 29,169,799	5,872,686	$ 69,404,452
Shares issued in reinvestment of distributions	258,705	3,135,813	506,571	5,948,870
Shares redeemed	(2,162,836)	(26,259,226)	(3,454,076)	(40,654,167)
Net increase (decrease)	497,426	$ 6,046,386	2,925,181	$ 34,699,155

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Semiannual Report | 37

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class B	0.65%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the

38 | Semiannual Report

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

d. Sales Charges/Underwriting Agreements *(continued)*

Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$772,385
CDSC retained	$ 31,569

e. Transfer Agent Fees

For the period ended November 30, 2012, the Fund paid transfer agent fees of $1,302,919, of which $578,658 was retained by Investor Services.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At May 31, 2012, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration[a]:	
2016	$ 2,807,508
2017	7,626,443
2018	7,152,557
Capital loss carryforwards not subject to expiration:	
Short Term	34,792,112
Long Term	5,045,871
Total capital loss carryforwards	$57,424,491

[a]Includes $17,586,508 from the reorganized Franklin New York Insured Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.

At November 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$6,016,657,465
Unrealized appreciation	$ 626,384,309
Unrealized depreciation	(7,963)
Net unrealized appreciation (depreciation)	$ 626,376,346

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

Semiannual Report | 39

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2012, aggregated $510,822,389 and $684,785,311, respectively.

6. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended November 30, 2012, the Fund did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 quoted prices in active markets for identical financial instruments
  Level 2 other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 significant unobservable inputs (including the Fund s own assumptions in determining the fair value of financial instruments)

40 | Semiannual Report

Franklin New York Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

8. FAIR VALUE MEASUREMENTS (continued)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At November 30, 2012, all of the Fund s investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

AGMC	- Assured Guaranty Municipal Corp.	IDA	-IndustrialDevelopment Authority/Agency
AMBAC	- American Municipal Bond Assurance Corp.	IDAR	-IndustrialDevelopment Authority Revenue
BHAC	- Berkshire Hathaway Assurance Corp.	MFH	- Multi-Family Housing
CIFG	- CDC IXIS Financial Guaranty	MFHR	- Multi-Family Housing Revenue
COP	- Certificate of Participation	MTA	- Metropolitan Transit Authority
CSD	-CentralSchool District	NATL	- National Public Financial Guarantee Corp.
ETM	- Escrow to Maturity	NATL RE	- National Public Financial Guarantee Corp.
FGIC	-FinancialGuaranty Insurance Co.		Reinsured
FHA	- Federal Housing Authority/Agency	PBA	- Public Building Authority
FICO	-FinancingCorp.	PCR	- Pollution Control Revenue
GNMA	- Government National Mortgage Association	XLCA	- XL Capital Assurance
GO	-GeneralObligation
HDC	- Housing Development Corp.
HFA	- Housing Finance Authority/Agency
HFAR	- Housing Finance Authority Revenue

Semiannual Report | 41

Franklin New York Tax-Free Income Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Fund s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission s website at sec.gov. The filed form may also be viewed and copied at the Commission s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

42 | Semiannual Report

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | **TAX-FREE INCOME**

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin New York Tax-Free Income Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012-2013 Franklin Templeton Investments. All rights reserved.

115 S 01/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.